Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 7. Derivative financial instruments

In an attempt to mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter transactions carried out with financial institutions. In 2025 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 5.7% (5.8% and 5.6% in 2024 and 2023, respectively).

An analysis of the derivative financial instruments contracted by the Company at December 31, 2024 and 2025 is as follows:

	At December 31,
	2024				2025
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
XCS US Dollar – Mexican Peso	US$	2,700	Ps.	8,538,837	US$	1,700	Ps.	1,891,249
XCS Mexican Peso – US Dollar		-		-	MXN$	2,018		249,617
XCS US Dollar – Euro	US$	800		582,620		-		-
XCS US Dollar – Chilean Peso	US$	400		1,529,257		-		-
Interest Rate Swaps US Dollar – Chilean Peso	US$	392		5,373		-		-
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	306,554		12,372		-		-
Forwards Brazilian Real – US Dollar		-		-	R$	5,843		159,834
Forwards Euro – US Dollar		-		-		€681		116,310
Total Assets			Ps.	10,668,460			Ps.	2,417,009

	At December 31,
	2024				2025
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
XCS US Dollar – Mexican Peso	US$	2,190	Ps.	(4,076,647)	US$	3,190	Ps.	(4,314,948)
XCS Mexican Peso – US Dollar	MXN$	8,094		(254,549)		-		-
XCS US Dollar – Euro	US$	150		(158,661)	US$	950		(1,038,355)
XCS Yen – US Dollar		¥13,000		(493,179)		¥13,000		(617,460)
XCS Pound Sterling – Euro		£640		(1,259,750)		£640		(1,685,044)
XCS Pound Sterling – US Dollar		£1,560		(11,184,561)		£1,560		(7,543,817)
XCS Euro – US Dollar		€802		(2,793,689)		€802		(858,748)
Interest Rate Swaps US Dollar – Chilean Peso	US$	385		(19,872)	US$	385		(27,862)
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	384,948		(12,613)	CLP$	306,554		(26,305)
Forwards US Dollar – Mexican Peso		-		-	US$	100		(12,620)
Forwards Brazilian Real – US Dollar	R$	6,155		(1,401,460)		-		-
Forwards Euro – US Dollar		€1,036		(530,728)		€108		(7,023)
Total Liabilities			Ps.	(22,185,709)			Ps.	(16,132,182)

*Totals may not sum due to rounding
**XCS stands for Cross Currency Swaps

The changes in the fair value of these derivative financial instruments for the years ended December 31, 2023, 2024 and 2025  were equivalent to a loss of Ps.(10,268,520), Ps.(2,141,802) and Ps.(697,393), respectively. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”. See Note 22.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2026	2027	2028	2029	2030 Thereafter
Assets
XCS US Dollar – Mexican Peso	US$	-	-	-	1,000	700
XCS Mexican Peso – US Dollar	MXN$	-	-	-	2,018	-
Forwards Brazilian Real – US Dollar	R$	5,843	-	-	-	-
Forwards Euro – US Dollar	€	681	-	-	-	-

Liabilities
XCS US Dollar – Mexican Peso	US$	-	-	-	-	3,190
XCS US Dollar - Euro	US$	-	-	-	-	950
XCS Euro – US Dollar	€	-	402	400	-	-
XCS Yen – US Dollar	¥	-	-	-	-	13,000
XCS Sterling Pound – Euro	£	390	-	-	-	250
XCS Sterling Pound – US Dollar	£	110	-	-	-	1,450
Interest Rate Swaps US Dollar – Chilean Peso	US$	385	-	-	-	-
Interest Rate Swaps Chilean Peso – US Dollar	CLP$	306,554	-	-	-	-
Forwards Euro – US Dollar	€	108	-	-	-	-
Forwards US Dollar – Mexican Peso	US$	100	-	-	-	-